Annual Operating Expenses {- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund Retail PRO-07 - Fidelity Mega Cap Stock Fund - Fidelity Mega Cap Stock Fund-Retail Class	Aug. 28, 2021
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.63%